Consolidated Statements of Changes In Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements Of Changes In Shareholders' Equity [Abstract]
Dividend per share	$ 1.00	$ 1.00	$ 1.00
Shares held by Silicom, Inc.	14,971	14,971	14,971